BLACKROCK LIQUIDITY FUNDS

California Money Fund

New York Money Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated August 1, 2018 to the

Premier Shares

Private Client Shares

Summary Prospectuses and Prospectuses of the Funds, dated February 28, 2018, as supplemented to date

The Board of Trustees of BlackRock Liquidity Funds (the “Trust”) has approved the re-designation of each Fund from its current status as a “retail money market fund” under Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended, to a money market fund that does not qualify as either a “government money market fund” or a “retail money market fund,” effective as of October 15, 2018. As a result of this change, each Fund will be required to price and transact in its shares at a net asset value (“NAV”) per share reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will be rounded to the fourth decimal place (e.g., $1.0000) for each Fund. Each Fund will no longer rely on the amortized cost method of valuation for its portfolio assets in order to maintain a constant NAV. Each Fund will normally determine its NAV as of 3:00 p.m. (Eastern time) instead of 4:00 p.m. (Eastern time) on each business day. Each Fund will continue to be subject to the liquidity fee and temporary suspension of redemption provisions of Rule 2a-7 under certain circumstances. Consequently, effective October 15, 2018, the Funds’ summary prospectuses and prospectuses are amended as follows:

The sections of the Funds’ summary prospectuses entitled “Key Facts About California Money Fund—Principal Risks of Investing in the Fund” and “Key Facts About New York Money Fund—Principal Risks of Investing in the Fund” and the sections of the Funds’ prospectuses entitled “Fund Overview—Key Facts About California Money Fund—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About New York Money Fund—Principal Risks of Investing in the Fund” are amended by deleting the first paragraph of that section in its entirety and replacing it with the following paragraph:

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The sections of the Funds’ summary prospectuses entitled “Key Facts About California Money Fund—Principal Risks of Investing in the Fund” and “Key Facts About New York Money Fund—Principal Risks of Investing in the Fund” and the sections of the Funds’ prospectuses entitled “Fund Overview—Key Facts About California Money Fund—Principal Risks of Investing in the Fund” and “Fund Overview—Key Facts About New York Money Fund—Principal Risks of Investing in the Fund” are amended by deleting the bullet point entitled “Stable Net Asset Value Risk” in its entirety.

The sections of the Funds’ summary prospectuses entitled “Key Facts About California Money Fund— Purchase and Sale of Fund Shares” and “Key Facts About New York Money Fund—Purchase and Sale of Fund Shares” and the sections of the Funds’ prospectuses entitled “Fund Overview—Key Facts About California Money Fund—Purchase and Sale of Fund Shares” and “Fund Overview—Key Facts About New York Money Fund—Purchase and Sale of Fund Shares” are amended by deleting the first sentence of that section in its entirety.

The sections of the Funds’ summary prospectuses entitled “Key Facts About California Money Fund— Purchase and Sale of Fund Shares” and “Key Facts About New York Money Fund—Purchase and Sale of Fund Shares” and the sections of the Funds’ prospectuses entitled “Fund Overview—Key Facts About California Money Fund—Purchase and Sale of Fund Shares” and “Fund Overview—Key Facts About New York Money Fund—Purchase and Sale of Fund Shares” are amended by adding the following sentence as a new last paragraph in that section:

Purchase orders must be placed in dollars.

The section of the Funds’ prospectuses entitled “Details About the Funds” is amended by deleting the first paragraph of that section in its entirety and replacing it with the following:

Included in this prospectus are sections that tell you about your shareholder rights, buying and selling shares, management information, and shareholder features of TempFund, California Money Fund and New York Money Fund, each of which is a non-retail, non-government money market fund under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (each an “Institutional Fund”); FedFund and T-Fund, each a government money market fund under Rule 2a-7 (each a “Government Fund”); and MuniFund, a retail money market fund under Rule 2a-7 (a “Retail Fund,” and collectively with the Institutional Funds and the Government Funds, the “Funds”). Each Fund is a series of BlackRock Liquidity Funds (the “Trust”).

The Funds’ prospectuses are amended by deleting all references to the “Institutional Fund” and replacing them with references to the “Institutional Funds.”

The section of the Funds’ prospectuses entitled “Details About the Funds—Investment Risks” is amended by deleting the first and second paragraphs of that section in their entirety and replacing them with the following:

The following paragraph is applicable to TempFund, California Money Fund and New York Money Fund:

Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

The section of the Funds’ prospectuses entitled “Details About the Funds—Investment Risks” is amended by deleting the fifth and sixth paragraphs of that section in their entirety and replacing them with the following:

The following paragraph is applicable to MuniFund:

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The section of the Funds’ prospectuses entitled “Details About the Funds—Investments Risks—Principal Risks of Investing in the Funds—Stable Net Asset Value Risk” is hereby amended by deleting California Money Fund and New York Money Fund from the list of funds for which the risk is applicable.

The section of the Funds’ prospectuses entitled “Details About the Funds—Investments Risks—Other Risks of Investing in the Funds—Valuation Risk” is hereby amended by adding California Money Fund and New York Money Fund to the list of funds for which the risk is applicable.

The section of the Funds’ prospectuses entitled “Account Information—Valuation of Fund Investments and Price of Fund Shares” is hereby amended by deleting the eighth paragraph of that section in its entirety and replacing it with the following:

The NAV of MuniFund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The NAV of California Money Fund and New York Money Fund normally is determined on each Business Day as of 3:00 p.m. (Eastern time).

The section of the Funds’ prospectuses entitled “Account Information—Additional Purchase and Redemption Information” is hereby amended by deleting the second to last paragraph of that section in its entirety and replacing it with the following:

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has not adopted a market timing policy for FedFund, T-Fund and MuniFund because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. The Board has not adopted a market timing policy for TempFund, California Money Fund and New York Money Fund because the Funds’ shares are generally used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

The section of the Funds’ prospectuses entitled “Account Information—Federal Taxes” is hereby amended by deleting the first sentence of the 11th paragraph of that section in its entirety and replacing it with the following:

Because each of TempFund, California Money Fund and New York Money Fund offers and redeems its shares using a floating NAV, a redeeming shareholder may realize gains and losses because of differences between the NAV at which shares are acquired and the NAV at which shares are redeemed.

Shareholders should retain this Supplement for future reference.

PR2-LIQ-PS2-0818SUP

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